EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE
Summary of earnings per share

	12/31/2021	12/31/2020	12/31/2019
Income attributable to shareholders of the group	(1,734,541)	5,282,780	(4,421,383)
Weighted average of ordinary shares (thousands)	456,722	456,722	456,722
Income per share	(3.80)	11.57	(9.68)